SHORT-TERM BANK CREDIT AND CURRENT MATURITIES OF LONG-TERM LOAN	12 Months Ended
Dec. 31, 2021
Short-term Debt [Abstract]
SHORT-TERM BANK CREDIT AND CURRENT MATURITIES OF LONG-TERM LOAN
NOTE 8:-	SHORT-TERM BANK CREDIT AND CURRENT MATURITIES OF LONG-TERM LOAN

a.	Short-term bank credit and loans are classified as follows:

		Weighted average interest
	Currency	December 31,		December 31,
		2021	2020	2021	2020
		%

Short-term bank credit (c)	USD	-	3.3	$-	$8,326
Short-term bank credit	INR	11.4	12.6	$3,034	$2,816
Current maturities of Long-term bank loan and other (d)	INR	11.4	12.6	$9,489	$1,980
Total				$12,523	$13,122

b.
As of December 31, 2021 and 2020, the Company had short-term and revolving credit lines of approximately $18,860 and $18,187 (out of which $12,523 and $11,142, respectively, were utilized as presented in the table above), respectively, from various banks. As of December 31, 2021, the credit lines deriving from the acquisition of Lioli (see also Note 1).

The Company's current credit lines, if not extended, will expire through 2022.

c.	Short term bank credit assumed as part of the Omicron acquisitions and was fully repaid during 2021.

d.
As of December 2020, including mainly current maturities of long-term bank loan. As of December 31, 2021 the Company is not in compliance with the covenants under the loan agreement in Lioli and therefore presented as a short term loan.

The loan agreement with the bank in Lioli contains customary covenants. The financial covenants under the agreement prohibit Lioli from exceeding a ratio of net total debt to local EBITDA of 3.05:1 until its debt to the bank is repaid in full, while also requiring that Lioli maintains, at the end of each period (i) an interest coverage ratio of at least 2.77:1, (ii) ratio of principal plus interest compared to local EBITDA of at least 1.89:1 (iii) and fixed assets ratio out of the principal amount of the loan of at least 1.51:1. In addition the bank did not approve the change in controls took place upon acquisition of Lioli.

The Loan Agreement also contains certain customary negative covenants that require Lioli to refrain from certain actions unless bank’s consent obtained. Lioli debt is also secured by a floating charge on all of Lioli’s assets. See also Note 15.

During January 2022, the Company engaged with another bank and signed a new loan agreement.